Consolidated subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Consolidated subsidiaries
Summary of subsidiaries and ownership interest

		Ownership interest
		As of	As of
		December 31,	December 31,
Subsidiary	Main activity	2019	2020
JSC QIWI (Russia)	Operation of electronic payment kiosks	100%	100%
QIWI Bank JSC (Russia)	Maintenance of electronic payment systems and Bank operations, inc.: money transfer, consumer and SME financial services	100%	100%
QIWI Payments Services Provider Ltd (UAE)	Operation of on-line payments	100%	100%
QIWI International Payment System LLC (USA)	Operation of electronic payment kiosks	100%	100%
Qiwi Kazakhstan LP (Kazakhstan)	Operation of electronic payment kiosks	100%	100%
JLLC OSMP BEL (Belarus)	Operation of electronic payment kiosks	51%	51%
QIWI-M S.R.L. (Moldova)	Operation of electronic payment kiosks	51%	51%
QIWI ROMANIA SRL (Romania)[1]	Operation of electronic payment kiosks	100%	—
QIWI Management Services FZ-LLC (UAE)[2]	Management services	100%	—
Attenium LLC (Russia)	Management services	100%	100%
Postomatnye Tekhnologii LLC (Russia)	Logistic	100%	100%
Future Pay LLC (Russia)	Operation of on-line payments	100%	100%
Qiwi Blockchain Technologies LLC (Russia)	Software development	100%	100%
QIWI Shtrikh LLC (Russia)[2]	On-line cashbox production	51%	—
Factoring PLUS LLC (ex. QIWI Processing LLC (Russia)	Software development	100%	51%
ContactPay Solution (United Kingdom)	Operation of on-line payments	100%	100%
Rocket Universe LLC (Russia)	Software development	100%	100%
Billing Online Solutions LLC (Russia)	Software development	100%	100%
Flocktory Ltd (Cyprus)	Holding company	99%	100%
Flocktory Spain S.L. (Spain)	SaaS platform for customer lifecycle management and personalization	99%	100%
FreeAtLast LLC (Russia)	SaaS platform for customer lifecycle management and personalization	99%	100%
SETTE FZ-LLC (UAE)	Payment Services Provider	100%	100%
LALIRA DMCC (UAE)	Payment Services Provider	100%	100%
QIWI Finance LLC (Russia)[3]	Financing management	—	100%
Associate and Joint Venture
QIWI Platform LLC (Russia)[4]	Software development	100%	60%
JSC Tochka (Russia)	Digital services for banks	40%	40%

[1]    The Entity was sold during 2020 for insignificant consideration.

[2]    The Entities were liquidated during 2020

[3]    The Entity was established during 2020

[4]    The Group’ share in the entity was diluted during 2020 with insignificant effect for the financial statements